Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue
The following tables provide details of revenue by major products/service offerings and revenue by geography.
Revenue by Major Products/Service Offerings

($ in millions)
For the year ended December 31:	2025	2024 (1)	2023 (1)
Hybrid Cloud	$7,327	$6,490	$5,827
Automation	7,733	6,558	6,008
Data	6,299	5,629	5,461
Transaction Processing	8,603	8,408	7,714
Total Software	$29,962	$27,085	$25,011
Strategy and Technology	$11,537	$11,488	$11,430
Intelligent Operations	9,518	9,204	9,455
Total Consulting	$21,055	$20,692	$20,884
Hybrid Infrastructure	$10,618	$8,913	$9,215
Infrastructure Support	5,100	5,107	5,377
Total Infrastructure	$15,718	$14,020	$14,593
Financing (2)	$737	$713	$741
Other (3)	$63	$243	$632
Total Revenue	$67,535	$62,753	$61,860
(1)Recast to reflect January 2025 changes to the reported revenue categories within Software and Consulting segments.
(2)Contains lease and loan financing arrangements which are not subject to the guidance on revenue from contracts with customers.
(3)Includes reductions in revenue for estimated residual value less related unearned income on sales-type leases, which reflects the new z17 launch in June 2025. Refer to note A, "Significant Accounting Policies," for additional information. 2024 and 2023 include The Weather Company divested business which closed on January 31, 2024. Refer to note E, "Acquisitions & Divestitures," for additional information.

Schedule of disaggregation of revenue by geography

($ in millions)
For the year ended December 31:	2025	2024	2023
Americas	$33,342	$31,266	$31,666
Europe/Middle East/Africa	22,189	19,429	18,492
Asia Pacific	12,004	12,058	11,702
Total	$67,535	$62,753	$61,860

Schedule of reconciliation of contract balances
The following table provides information about notes and accounts receivable—trade, contract assets and deferred income balances.

($ in millions)
At December 31:	2025	2024
Notes and accounts receivable—trade (net of allowances of $99 in 2025 and $114 in 2024)	$8,112	$6,804
Contract assets (1)	482	433
Deferred income (current)	16,101	13,907
Deferred income (noncurrent)	4,271	3,622
(1)Included within prepaid expenses and other current assets in the Consolidated Balance Sheet.

Schedule of notes and accounts receivable - trade allowance for credit losses
The following table provides roll forwards of the notes and accounts receivable—trade allowance for expected credit losses for the years ended December 31, 2025 and 2024.

($ in millions)
January 1, 2025	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2025
$114	$5	$(31)	$10	$99

January 1, 2024	Additions/(Releases)	Write-offs (1)	Foreign currency and Other	December 31, 2024
$192	$(2)	$(78)	$2	$114
(1)The majority of the write-offs during the period related to receivables which had been previously reserved.

Schedule of deferred contract costs

($ in millions)
At December 31:	2025	2024
Capitalized costs to obtain a contract	$966	$794
Deferred costs to fulfill a contract
Deferred setup costs	294	326
Other deferred fulfillment costs	649	628
Total deferred costs (1)	$1,909	$1,748
(1)Of the total deferred costs, $1,084 million was current and $825 million was noncurrent at December 31, 2025 and $959 million was current and $788 million was noncurrent at December 31, 2024.